Fair value measurement - Deferred consideration (Details) - Level 3 ¥ in Millions	12 Months Ended
Mar. 31, 2025 CNY (¥)
Contingent consideration in relation to investments and acquisitions
Balance as of beginning	¥ 0
Additions	3,022
Net increase in fair value	14
Foreign currency translation adjustments	3
Balance as of end	¥ 3,039